EQUITY COMPONENTS (Tables)	12 Months Ended
Dec. 31, 2024
Equity Components
Schedule of earnings (loss) per share

	12.31.2024	12.31.2023	12.31.2022
Earning attributable to equity holders of the Company	619	302	456
Weighted average amount of outstanding shares	1,360	1,366	1,381
Basic and diluted earnings per share	0.46	0.22	0.33